JPMorgan Equity Focus ETF
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 98.0%
Air Freight & Logistics — 1.7%
United Parcel Service, Inc., Class B	63,224	9,396,983
Banks — 4.4%
Bank of America Corp.	336,498	12,760,004
M&T Bank Corp.	82,178	11,951,969
		24,711,973
Biotechnology — 4.9%
AbbVie, Inc.	65,386	11,906,790
Regeneron Pharmaceuticals, Inc. *	15,616	15,030,244
		26,937,034
Broadline Retail — 5.8%
Amazon.com, Inc. *	178,387	32,177,447
Building Products — 2.2%
Trane Technologies plc	39,830	11,956,966
Capital Markets — 1.8%
Morgan Stanley	106,792	10,055,535
Construction & Engineering — 1.4%
Quanta Services, Inc.	29,835	7,751,133
Construction Materials — 1.6%
Martin Marietta Materials, Inc.	14,611	8,970,277
Consumer Finance — 2.9%
Capital One Financial Corp.	108,107	16,096,051
Containers & Packaging — 1.4%
Packaging Corp. of America	41,351	7,847,593
Electric Utilities — 1.8%
NextEra Energy, Inc.	160,562	10,261,517
Financial Services — 5.7%
Berkshire Hathaway, Inc., Class B *	38,086	16,015,925
Mastercard, Inc., Class A	32,332	15,570,121
		31,586,046
Ground Transportation — 1.1%
JB Hunt Transport Services, Inc.	30,855	6,147,859
Health Care Providers & Services — 2.2%
UnitedHealth Group, Inc.	24,253	11,997,959
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.	1,839	6,671,671
Household Products — 2.6%
Procter & Gamble Co. (The)	89,506	14,522,349
Insurance — 3.0%
Loews Corp.	212,674	16,650,247

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Interactive Media & Services — 6.9%
Alphabet, Inc., Class C *	72,080	10,974,901
Meta Platforms, Inc., Class A	56,660	27,512,963
		38,487,864
Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.	11,400	6,625,794
Oil, Gas & Consumable Fuels — 5.6%
EOG Resources, Inc.	130,304	16,658,064
Kinder Morgan, Inc.	792,718	14,538,448
		31,196,512
Personal Care Products — 1.8%
Kenvue, Inc.	455,378	9,772,412
Pharmaceuticals — 1.6%
Eli Lilly & Co.	11,477	8,928,647
Retail REITs — 1.9%
Regency Centers Corp.	176,073	10,662,981
Semiconductors & Semiconductor Equipment — 11.7%
Advanced Micro Devices, Inc. *	67,096	12,110,157
Broadcom, Inc.	10,087	13,369,411
Lam Research Corp.	9,225	8,962,733
NVIDIA Corp.	33,931	30,658,694
		65,100,995
Software — 11.1%
Intuit, Inc.	15,334	9,967,100
Microsoft Corp.	101,931	42,884,410
Palo Alto Networks, Inc. *	30,458	8,654,032
		61,505,542
Specialized REITs — 4.8%
Public Storage	39,450	11,442,867
Weyerhaeuser Co.	428,891	15,401,476
		26,844,343
Specialty Retail — 3.2%
Home Depot, Inc. (The)	29,429	11,288,964
Ross Stores, Inc.	45,463	6,672,150
		17,961,114
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc.	80,708	13,839,808
Total Common Stocks (Cost $409,301,383)		544,664,652

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 1.9%
Investment Companies — 1.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b) (Cost $10,630,406)	10,626,541	10,630,792
Total Investments — 99.9% (Cost $419,931,789)		555,295,444
Other Assets Less Liabilities — 0.1%		307,935
NET ASSETS — 100.0%		555,603,379

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$555,295,444	$—	$—	$555,295,444

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Equity Focus ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024*
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$2,664,835	$49,939,625	$41,973,284	$180	$(564)	$10,630,792	10,626,541	$292,830	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.
*
As of the close of business on July 28, 2023, JPMorgan Equity Focus Fund (the "Acquired Fund"), a series of Trust I Funds, reorganized ("the
Reorganization") into a newly created exchange-traded fund, JPMorgan Equity Focus ETF (the "Fund"). Following the Reorganization, the
Acquired Fund's performance and financial history were adopted by the Fund. The table includes transactions from the Acquired Fund for the period July 1, 2023 through July 28, 2023.